Contingent Liabilities and Commitments - Summary of Acceptances and Guarantees by Counterparty (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 8,644,782	₩ 6,481,423
Unconfirmed guarantees	4,571,270	4,385,532
Total	₩ 13,216,052	₩ 10,866,955
Proportion (%)	100.00%	100.00%
Large companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 7,530,546	₩ 5,431,921
Unconfirmed guarantees	3,810,565	3,377,150
Total	₩ 11,341,111	₩ 8,809,071
Proportion (%)	85.81%	81.06%
Small and medium-sized companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 718,722	₩ 820,327
Unconfirmed guarantees	496,709	657,073
Total	₩ 1,215,431	₩ 1,477,400
Proportion (%)	9.20%	13.60%
Public sector and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 395,514	₩ 229,175
Unconfirmed guarantees	263,996	351,309
Total	₩ 659,510	₩ 580,484
Proportion (%)	4.99%	5.34%